Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.01 par value per share
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	6.93
Maximum Aggregate Offering Price	$ 5,544,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 765.63
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers an indeterminate number of shares of common stock, $.01 par value per share ("Common Stock"), of Mastech Digital, Inc. (the "Company") that may be offered or issued by reason of stock splits, stock dividends or similar transactions. (2) This Registration Statement registers the issuance of an additional 800,000 shares of Common Stock, which are reserved for future grant and issuable pursuant to the Company's Stock Incentive plan (as amended and restated and as further amended). (3) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low prices of the shares of Common Stock, as reported by the NYSE American on February 9, 2026, a date within five business days prior to the filing of this Registration Statement.